THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.0%

	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 9.9%
Airbus ADR	400,000	$12,528,000
L3Harris Technologies	52,000	11,170,640
Raytheon Technologies	95,000	9,485,750

		33,184,390

AIR FREIGHT & LOGISTICS — 2.9%
United Parcel Service, Cl B	53,000	9,817,190

BANKS — 2.9%
JPMorgan Chase	70,000	9,797,200

BEVERAGES — 3.2%
Constellation Brands, Cl A	46,000	10,649,920

CAPITAL MARKETS — 7.9%
Charles Schwab	80,000	6,193,600
Goldman Sachs Group	26,000	9,511,060
Intercontinental Exchange	100,000	10,755,000

		26,459,660

CHEMICALS — 1.7%
Corteva	90,000	5,800,500

CONSUMER FINANCE — 3.6%
American Express	70,000	12,245,100

ELECTRICAL EQUIPMENT — 1.9%
Rockwell Automation	23,000	6,486,690

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 2.1%
TE Connectivity	55,000	6,993,250

FOOD & STAPLES RETAILING — 3.0%
Sysco	129,000	9,992,340

HEALTH CARE EQUIPMENT & SERVICES — 3.3%
Medtronic	130,000	10,879,700

HEALTH CARE PROVIDERS & SERVICES — 8.2%
Centene *	130,000	9,911,200
Humana	11,700	5,986,890
Laboratory Corp of America Holdings	46,000	11,597,520

		27,495,610

HOUSEHOLD PRODUCTS — 3.0%
Colgate-Palmolive	138,000	10,285,140

INSURANCE — 3.3%
Chubb	48,000	10,919,520

INTERACTIVE MEDIA & SERVICES — 3.0%
Alphabet, Cl A *	102,000	10,081,680

INTERNET & DIRECT MARKETING RETAIL — 3.0%
Amazon.com *	96,000	9,900,480

IT SERVICES — 5.4%
Fiserv *	66,000	7,040,880
Mastercard, Cl A	30,000	11,118,000

		18,158,880

MULTI-UTILITIES — 3.0%
Sempra Energy	63,000	10,100,790

OIL, GAS & CONSUMABLE FUELS — 4.0%
ONEOK	96,000	6,574,080
Williams	215,000	6,931,600

		13,505,680

PHARMACEUTICALS — 3.0%
Johnson & Johnson	62,000	10,132,040

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JANUARY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Welltower	87,000	$6,528,480

ROAD & RAIL — 4.8%
Uber Technologies *	220,000	6,804,600
Union Pacific	45,000	9,188,550

		15,993,150

SEMI-CONDUCTORS & INSTRUMENTS — 4.2%
Applied Materials	60,000	6,689,400
Marvell Technology	167,000	7,206,050

		13,895,450

SPECIALTY RETAIL — 2.7%
TJX	110,000	9,004,600

TOTAL COMMON STOCK (Cost $241,112,747)		308,307,440

SHORT-TERM INVESTMENT — 7.1%

First American Treasury Obligation Fund 4.317% (A) (Cost $23,909,386)	23,909,386	23,909,386

TOTAL INVESTMENTS — 99.1% (Cost $265,022,133)		$332,216,826

Percentages are based on Net Assets of $335,098,269.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of January 31, 2023.

ADR — American Depository Receipt

Cl — Class

CMB-QH-007-3100

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JANUARY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.6%

	Shares	Value

AUSTRALIA — 2.8%
Santos	1,720,000	$8,780,400

BELGIUM — 5.1%
KBC Group	130,000	9,628,713
UCB	78,000	6,404,131

		16,032,844

CANADA — 4.4%
Agnico Eagle Mines	115,000	6,495,200
Canadian National Railway	62,000	7,383,580

		13,878,780

FRANCE — 12.2%
Air Liquide	48,000	7,642,822
Airbus	65,000	8,148,749
Capgemini	38,000	7,211,822
LVMH Moet Hennessy Louis Vuitton	8,500	7,420,261
Pernod Ricard	36,000	7,453,052

		37,876,706

GERMANY — 11.3%
Bayer	103,000	6,411,202
Covestro	132,000	6,077,852
Deutsche Post	155,000	6,673,759
Merck KGaA	31,000	6,470,552
SAP	80,000	9,483,163

		35,116,528

HONG KONG — 2.4%
AIA Group	677,000	7,655,278

JAPAN — 8.3%
Hitachi	135,000	7,079,734
Murata Manufacturing	73,000	4,171,257
Sony Group	78,000	6,969,424
Tokyo Electron Ltd.	22,000	7,689,535

		25,909,950

NETHERLANDS — 5.3%
ING Groep	664,000	9,614,855
Shell	232,000	6,810,996

		16,425,851

SINGAPORE — 4.2%
DBS Group Holdings	232,000	6,351,295
Singapore Telecommunications	3,558,000	6,814,152

		13,165,447

SPAIN — 2.3%
Iberdrola	608,000	7,132,888

SWITZERLAND — 9.8%
Nestle	59,000	7,198,534
Novartis	80,000	7,232,727
Roche Holding	21,000	6,555,578
Zurich Insurance Group	19,000	9,396,050

		30,382,889

TAIWAN — 2.0%
Taiwan Semiconductor Manufacturing ADR	66,000	6,120,180

UNITED KINGDOM — 19.3%
BAE Systems	572,000	6,055,213
Barclays	3,715,000	8,539,998
Bunzl	196,000	7,195,389
Compass Group	232,000	5,542,012
Diageo	155,000	6,777,536
Entain	321,000	5,919,457
Intertek Group	124,000	6,664,624

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JANUARY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — continued
London Stock Exchange Group	76,000	$6,957,408
SSE	298,000	6,360,704

		60,012,341

UNITED STATES — 2.2%
Liberty Media -Liberty Formula One, Cl C *	95,000	6,726,000

TOTAL COMMON STOCK (Cost $246,086,082)		285,216,082

RIGHTS — 0.1%

Spain — 0.1%
Iberdrola* (A)	608,000	124,265

TOTAL RIGHTS (Cost $–)		124,265

SHORT-TERM INVESTMENT — 5.0%

First American Treasury Obligation Fund 4.317% (B) (Cost $15,699,280)	15,699,280	15,699,280

TOTAL INVESTMENTS — 96.7% (Cost $261,785,362)		$301,039,627

Percentages are based on Net Assets of $311,313,771.
*	Non-income producing security.
(A)	Expiration date is unavailable.
(B)	The rate reported is the 7-day effective yield as of January 31, 2023.

ADR — American Depositary Receipt

Cl — Class

CMB-QH-008-3100

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%

	Shares	Value

AEROSPACE & DEFENSE — 4.4%
BWX Technologies	38,000	$2,312,680
Mercury Systems *	45,000	2,249,325

		4,562,005

AIR FREIGHT & LOGISTICS — 2.2%
Forward Air	21,500	2,318,775

AUTO COMPONENTS — 2.3%
Gentex	81,000	2,390,310

BANKS — 10.4%
Cathay General Bancorp	49,000	2,154,040
Prosperity Bancshares	29,000	2,199,940
Texas Capital Bancshares *	39,000	2,576,730
United Bankshares	53,000	2,130,600
United Community Banks	52,000	1,692,080

		10,753,390

BIOTECHNOLOGY — 2.2%
Exelixis *	128,000	2,255,360

BUILDING PRODUCTS — 2.3%
PGT Innovations *	109,000	2,365,300

COMMERCIAL SERVICES & SUPPLIES — 1.9%
Healthcare Services Group	143,000	1,926,210

DIVERSIFIED CONSUMER SERVICES — 2.4%
Frontdoor *	92,000	2,500,560

ELECTRIC UTILITIES — 2.4%
IDACORP	23,000	2,433,630

ELECTRONICS EQUIPMENT INSTRUMENTS & COMPONENTS — 2.3%
Advanced Energy Industries	26,000	2,411,240

FOOD PRODUCTS — 1.4%
Hain Celestial Group *	73,000	1,497,960

HEALTH CARE EQUIPMENT & SERVICES — 3.8%
ICU Medical *	10,500	2,028,915
NuVasive *	42,000	1,915,200

		3,944,115

HEALTH CARE PROVIDERS & SERVICES — 8.3%
Addus HomeCare *	22,000	2,365,440
HealthEquity *	31,000	1,886,350
Innovage Holding *	275,000	2,059,750
US Physical Therapy	23,000	2,280,450

		8,591,990

HEALTH CARE TECHNOLOGY — 2.1%
HealthStream *	92,000	2,224,560

HOTELS, RESTAURANTS & LEISURE — 2.4%
Monarch Casino & Resort *	32,000	2,451,840

HOUSEHOLD DURABLES — 2.1%
MDC Holdings	59,000	2,227,840

INSURANCE — 11.2%
Axis Capital Holdings	40,000	2,502,800
First American Financial	39,000	2,412,930
James River Group Holdings	85,000	1,926,100
Reinsurance Group of America, Cl A	14,500	2,200,665
RenaissanceRe Holdings	13,000	2,543,970

		11,586,465

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JANUARY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

IT SERVICES — 4.1%
Perficient *	29,000	$2,150,060
WNS Holdings ADR *	25,000	2,118,250

		4,268,310

LEISURE PRODUCTS — 2.0%
Johnson Outdoors, Cl A	30,000	2,053,800

MACHINERY — 2.3%
Alamo Group	15,500	2,425,285

MULTI-UTILITIES — 1.8%
Avista	47,000	1,875,300

OIL, GAS & CONSUMABLE FUELS — 1.7%
Magnolia Oil & Gas, Cl A	73,000	1,723,530

PROFESSIONAL SERVICES — 6.1%
Forrester Research *	58,000	2,149,480
Insperity	19,500	2,155,725
ManpowerGroup	23,000	2,004,680

		6,309,885

REAL ESTATE INVESTMENT TRUSTS — 2.0%
NETSTREIT	105,000	2,113,650

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.0%
Marcus & Millichap	56,000	2,029,440

SEMI-CONDUCTORS & INSTRUMENTS — 7.6%
Diodes *	27,000	2,408,130
Rambus *	66,000	2,671,020
Universal Display	21,000	2,783,130

		7,862,280

SOFTWARE — 4.0%
Cerence *	58,000	1,422,160
Envestnet *	42,000	2,730,000

		4,152,160

TOTAL COMMON STOCK (Cost $89,996,195)		101,255,190

SHORT-TERM INVESTMENT — 2.3%

First American Treasury Obligation Fund 4.317% (A) (Cost $2,421,170)	2,421,170	2,421,170

TOTAL INVESTMENTS— 100.0% (Cost $92,417,365)		$103,676,360

Percentages are based on Net Assets of $103,687,033.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of January 31, 2023.

ADR — American Depositary Receipt

Cl — Class

CMB-QH-009-3100

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JANUARY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 90.9%

	Shares	Value

FRANCE — 5.7%
Airbus ADR	85,000	$2,662,200

GERMANY — 9.6%
Bayer ADR	140,000	2,181,200
SAP ADR	20,000	2,370,600

		4,551,800

NETHERLANDS — 8.8%
ING Groep ADR	140,000	2,020,200
Shell ADR	36,000	2,117,160

		4,137,360

UNITED KINGDOM — 3.6%
BAE Systems ADR	40,000	1,709,200

UNITED STATES — 63.2%
Air Lease	53,000	2,383,410
Alphabet *	16,000	1,581,440
American Express	10,500	1,836,765
Applied Materials	9,000	1,003,410
Centene *	25,000	1,906,000
Constellation Brands	7,000	1,620,640
Corteva	16,000	1,031,200
Energy Transfer	180,000	2,390,400
Goldman Sachs Group	3,000	1,097,430
Intercontinental Exchange	18,000	1,935,900
Laboratory Corp of America Holdings	6,400	1,613,568
Liberty Media -Liberty Formula One Cl, C *	35,000	2,478,000
Marvell Technology	22,000	949,300
Raytheon Technologies	14,000	1,397,900
Rockwell Automation	4,000	1,128,120
Sysco	21,000	1,626,660
TE Connectivity	9,000	1,144,350
Uber Technologies *	47,000	1,453,710
Williams	40,000	1,289,600

		29,867,803

TOTAL COMMON STOCK (Cost $35,179,425)		42,928,363

SHORT-TERM INVESTMENT — 7.3%

First American Treasury Obligation Fund 4.317% (A) (Cost $3,472,102)	3,472,102	3,472,102

TOTAL INVESTMENTS — 98.2% (Cost $38,651,527)		$46,400,465

Percentages are based on Net Assets of $47,255,429.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2023.

Cl — Class

ADR — American Depositary Receipt

CMB-QH-010-3100

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.5%

	Shares	Value

AEROSPACE & DEFENSE — 2.3%
Mercury Systems *	61,330	$3,065,580

AIR FREIGHT & LOGISTICS — 2.3%
Expeditors International of Washington	27,940	3,021,711

AUTO COMPONENTS — 2.5%
Gentex	109,420	3,228,984

BANKS — 4.8%
BOK Financial	27,870	2,800,935
East West Bancorp	44,940	3,528,689

		6,329,624

BIOTECHNOLOGY — 4.7%
Exelixis *	172,450	3,038,569
Incyte *	37,995	3,234,894

		6,273,463

BUILDING PRODUCTS — 2.6%
Masco	64,480	3,430,336

CAPITAL MARKETS — 2.5%
Cboe Global Markets	26,380	3,241,574

ELECTRICAL EQUIPMENT — 2.2%
Hubbell, Cl B	12,530	2,868,242

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.7%
IPG Photonics *	31,500	3,531,150

FOOD PRODUCT — 2.3%
Lamb Weston Holdings	30,755	3,072,117

GAS UTILITIES — 2.8%
Atmos Energy	32,240	3,789,490

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Dentsply Sirona	73,570	2,709,583

HEALTH CARE PROVIDER & SERVICES — 4.6%
Amedisys *	31,670	3,061,222
Quest Diagnostics	20,520	3,046,810

		6,108,032

INSURANCE — 10.2%
American Financial Group	24,430	3,483,474
Arch Capital Group *	52,760	3,395,106
Fidelity National Financial	77,080	3,393,832
Reinsurance Group of America, Cl A	21,460	3,256,984

		13,529,396

IT SERVICES — 10.6%
Amdocs	34,180	3,142,167
Euronet Worldwide *	33,480	3,772,526
Maximus	48,850	3,656,423
WEX *	19,050	3,523,679

		14,094,795

LIFE SCIENCES TOOLS & SERVICES — 4.8%
Bruker	45,300	3,176,436
Charles River Laboratories International *	12,750	3,101,438

		6,277,874

MACHINERY — 5.1%
Lincoln Electric Holdings	21,500	3,587,705
Toro	28,330	3,159,362

		6,747,067

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JANUARY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 4.7%
Magnolia Oil & Gas, Cl A	127,110	$3,001,067
Targa Resources	42,990	3,225,110

		6,226,177

PROFESSIONAL SERVICES — 2.1%
Booz Allen Hamilton Holding, Cl A	29,310	2,773,898

REAL ESTATE INVESTMENT TRUSTS — 5.4%
Americold Realty Trust	120,170	3,774,540
National Retail Properties	71,320	3,377,002

		7,151,542

SOFTWARE — 2.7%
Dolby Laboratories, Cl A	44,940	3,575,426

SPECIALTY RETAIL — 2.4%
Burlington Stores *	13,990	3,215,322

TEXTILES, APPAREL & LUXURY GOODS — 2.5%
VF	105,650	3,268,811

TRADING COMPANY & DISTRIBUTORS — 2.3%
Watsco	10,640	3,057,617

WATER UTILITIES — 2.3%
Essential Utilities	64,480	3,013,150

TOTAL COMMON STOCK (Cost $104,675,300)		123,600,961

SHORT-TERM INVESTMENT — 3.3%

First American Treasury Obligation Fund 4.317% (A) (Cost $4,398,461)	4,398,461	4,398,461

TOTAL INVESTMENTS— 96.8% (Cost $109,073,761)		$127,999,422

Percentages are based on Net Assets of $132,199,352.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of January 31, 2023.

Cl — Class

CMB-QH-011-2400

2

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JANUARY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.8%

	Shares	Value

AUSTRALIA — 2.9%
Domino’s Pizza Enterprises	18,000	$970,347

CANADA — 4.6%
CCL Industries	17,000	795,092
Pason Systems	60,000	711,586

		1,506,678

FAROE ISLANDS — 2.6%
Bakkafrost P	14,000	868,721

FRANCE — 7.5%
Eurazeo	13,569	951,823
Euroapi *	50,000	803,851
Remy Cointreau	3,800	715,496

		2,471,170

GERMANY — 11.9%
flatexDEGIRO *	73,000	621,175
Hensoldt	15,000	434,896
Scout24	16,614	967,230
Stabilus	13,209	911,091
TeamViewer *	71,000	1,000,167

		3,934,559

GREECE — 3.3%
Motor Oil Hellas Corinth Refineries	44,000	1,075,259

INDIA — 3.1%
WNS Holdings ADR *	12,000	1,016,760

ITALY — 2.8%
Buzzi Unicem	41,327	930,605

JAPAN — 13.0%
Daito Trust Construction	6,800	671,967
Disco	3,200	961,384
Kakaku.com	38,500	641,876
Ryohin Keikaku	46,700	517,816
Sanyo Denki	15,982	774,768
Taiyo Yuden	21,500	730,259

		4,298,070

LUXEMBOURG — 2.2%
L’Occitane International	261,600	727,841

MEXICO — 2.8%
Coca-Cola Femsa ADR	12,243	932,672

NETHERLANDS — 9.1%
Aalberts	17,000	803,800
Euronext	11,924	966,221
OCI	15,899	541,207
QIAGEN *	14,250	698,250

		3,009,478

NORWAY — 2.3%
Schibsted, Cl A	35,269	770,235

SWEDEN — 3.9%
Cloetta	333,000	693,561
Granges	70,000	585,506

		1,279,067

UNITED KINGDOM — 20.8%
B&M European Value Retail	152,000	840,607
Britvic	66,225	635,251
Burford Capital	69,002	629,988
Centrica	589,869	734,860
Diploma	25,000	845,685

1

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL SMALL CAP FUND
JANUARY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — continued
Greggs	25,356	$846,686
RS GROUP	75,591	878,809
Tate & Lyle	85,752	798,527
Virgin Money UK	283,000	677,135

		6,887,548

TOTAL COMMON STOCK (Cost $27,233,884)		30,679,010

SHORT-TERM INVESTMENT — 6.8%

First American Treasury Obligation Fund 4.317% (A)
(Cost $2,251,940)	2,251,940	2,251,940

TOTAL INVESTMENTS — 99.6%
(Cost $29,485,824)		$32,930,950

Percentages are based on Net Assets of $33,071,061.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of January 31, 2023.

ADR — American Depositary Receipt

CMB-QH-013-1700

2